CONTINGENT LIABILITIES AND COMMITMENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Future minimum lease fees payable [Abstract]
Future minimum lease fees payable	$ 6,720
Contingent obligations to IIA	34,197
Contingent obligations to IIA, accrued interest	$ 4,916
Bottom of Range [Member]
Future minimum lease fees payable [Abstract]
Royalties on sale proceeds	3.00%
Top of Range [Member]
Future minimum lease fees payable [Abstract]
Royalties on sale proceeds	4.00%
Royalties on sale proceeds to grants received	100.00%
Office Buildings and Production Plant [Member] | Bottom of Range [Member]
Future minimum lease fees payable [Abstract]
Leases term	1 year
Office Buildings and Production Plant [Member] | Top of Range [Member]
Future minimum lease fees payable [Abstract]
Leases term	9 years
Vehicles [Member]
Future minimum lease fees payable [Abstract]
Fixed monthly fee under operating lease	$ 13
Vehicles [Member] | Bottom of Range [Member]
Future minimum lease fees payable [Abstract]
Leases term	1 year
Vehicles [Member] | Top of Range [Member]
Future minimum lease fees payable [Abstract]
Leases term	3 years
First year [Member]
Future minimum lease fees payable [Abstract]
Future minimum lease fees payable	$ 1,803
Second through Fifth Years [Member]
Future minimum lease fees payable [Abstract]
Future minimum lease fees payable	2,522
After Fifth Year [Member]
Future minimum lease fees payable [Abstract]
Future minimum lease fees payable	$ 2,395